Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 35,416	$ 27,863
Short-term deposits	39,325	64,733
Restricted short-term deposit	1,120	1,132
Trade accounts receivable	14,800	9,971
Prepaid expenses and other current assets	1,685	4,842
Inventories	13,088	10,117
TOTAL CURRENT ASSETS	105,434	118,658
LONG-TERM ASSETS:
Property and equipment, net	2,156	2,901
Operating lease right-of-use assets	6,202	6,901
Intangible assets	3,056	3,762
Goodwill	1,847	1,847
Other assets	595	632
TOTAL LONG-TERM ASSETS	13,856	16,043
TOTAL ASSETS	119,290	134,701
CURRENT LIABILITIES:
Trade accounts payable	4,376	4,698
Accrued compensation	5,969	7,298
Earnout liability		282
Current maturities of operating leases liabilities	1,737	1,526
Other current liabilities	7,088	9,130
TOTAL CURRENT LIABILITIES	19,170	22,934
LONG-TERM LIABILITIES:
Non-current operating leases liabilities	5,953	6,717
Other long-term liabilities	107	67
TOTAL LONG-TERM LIABILITIES	6,060	6,784
TOTAL LIABILITIES	25,230	29,718
COMMITMENTS AND CONTINGENT LIABILITIES (note 4)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value :700,000,000 shares authorized as of September 30, 2026, and December 31, 2025; 109,070,275 and 106,352,460 shares issued and 109,070,275 and 103,050,266 shares outstanding as of September 30, 2026, and December 31, 2025, respectively	49	49
Treasury shares at cost: 0 and 3,302,194 shares as of September 30, 2026, and December 31, 2025, respectively		(10,006)
Additional paid-in capital	361,431	360,013
Accumulated other comprehensive income	(78)	429
Accumulated deficit	(267,342)	(245,502)
TOTAL SHAREHOLDERS’ EQUITY	94,060	104,983
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 119,290	$ 134,701